MEMBER'S CAPITAL (Details) - Oregon Energy LLC - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
MEMBER'S CAPITAL
Capital contributions made during the period	$ 3,141	$ 110,768	$ 149,864	$ 651,058
Total capital contributions made	$ 13,876,079	$ 13,833,842	$ 13,872,938	$ 13,723,074
Oregon Energy LLC
MEMBER'S CAPITAL
Membership interest	100.00%		100.00%	100.00%